Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents.
Cash and cash equivalents

7. Cash and cash equivalents

As at December 31	2024	2023
Bank balances	$25,205	$17,340
Short-term deposits	11,040	39
Total cash and cash equivalents	$36,245	$17,379

Cash and cash equivalents include cash, short-term deposits and money market investments with original maturities of less than 90 days.